Impairment Testing of Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	15.07%	14.87%
Growth rate used to extrapolate cash flow projections	1.50%	1.50%
Revised pre tax discount rate applied to cash flow projections	17.07%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	0.75%
Cash flow projections covering period	five-year
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	17.10%	19.60%
Growth rate used to extrapolate cash flow projections	2.00%	1.50%
Revised pre tax discount rate applied to cash flow projections	19.10%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Gross margin of cash generating unit	32.00%
Expected growth rate in gross margin	55.00%
Reduction in gross margin to allow present value of net assets to be recovered	1.00%
Cash flow projections covering period	five-year
ARES [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	11.90%	11.22%
Growth rate used to extrapolate cash flow projections	2.00%	1.50%
Revised pre tax discount rate applied to cash flow projections	13.90%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	0.75%
Cash flow projections covering period	five-year
Coil [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	16.84%	24.50%
Growth rate used to extrapolate cash flow projections	1.50%
Revised pre tax discount rate applied to cash flow projections	18.84%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	0.75%
Cash flow projections covering period	five-year